Performance Management	Jun. 30, 2025
Osterweis Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year for the past ten calendar years. The table below illustrates how the Fund’s average annual total returns over time compare with a domestic broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Osterweis Fund Calendar Year Total Returns as of December 31,*
Bar Chart Footnotes [Text Block]	* The Osterweis Fund’s calendar year-to-date return as of March 31, 2025 was -3.27%.
Bar Chart Closing [Text Block]

Best Quarter:	2Q, 2020	17.85%
Worst Quarter:	1Q, 2020	-16.16%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(3.27%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Availability Website Address [Text]	www.osterweis.com
Osterweis Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year for the past ten calendar years. The table below illustrates how the Fund’s average annual total returns over time compare with a domestic broad-based market index. The Fund’s past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Osterweis Strategic Income Fund Calendar Year Total Returns as of December 31,*
Bar Chart Footnotes [Text Block]	* The Osterweis Strategic Income Fund’s calendar year-to-date return as of March 31, 2025 was 0.66%.
Bar Chart Closing [Text Block]

Best Quarter:	2Q, 2020	7.38%
Worst Quarter:	2Q, 2022	-7.34%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	0.66%
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Availability Website Address [Text]	www.osterweis.com
Osterweis Growth & Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year for the past ten calendar years. The table below illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of the two broad-based indices is also provided as the Adviser believes it illustrates a closer representation of the Fund’s portfolio composition. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Osterweis Growth & Income Fund Calendar Year Total Returns as of December 31,*
Bar Chart Footnotes [Text Block]	* The Osterweis Growth & Income Fund’s calendar year-to-date return as of March 31, 2025 was -1.36%.
Bar Chart Closing [Text Block]

Best Quarter:	2Q, 2020	14.59%
Worst Quarter:	1Q, 2020	-14.12%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.36%)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Performance Availability Website Address [Text]	www.osterweis.com
Osterweis Emerging Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance shown in the bar chart and performance table since October 1, 2012 is that of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. The Predecessor Fund was converted into the Fund on November 30, 2016. On October 31, 2016, the Adviser acquired substantially all the advisory business of Callinan Asset Management, LLC (“CAM”), which had served as the general partner to the Predecessor Fund prior to being acquired by the Adviser. From the date of CAM’s acquisition by the Adviser until the date of the conversion, the Adviser served as both investment manager and general partner of the Predecessor Fund. Throughout all periods from October 1, 2012 onward, the same individual was responsible for the day-to-day investment decisions for the Predecessor Fund and continues to be the Fund’s portfolio manager. CAM and the Adviser managed the Predecessor Fund’s assets using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund.

Updated Fund performance information is available at no cost by visiting www.osterweis.com or by calling (866) 236-0050.

The bar chart below illustrates how the Predecessor Fund’s and the Fund’s total returns varied from year to year for the past ten calendar years. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s and the Fund’s performance from year to year and by showing how the Predecessor Fund’s and the Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with an index of a domestic broad-based market and a secondary index representative of the Fund’s investment strategy. Of course, the Predecessor Fund’s and Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Predecessor Fund’s performance shown below includes the deduction of the Predecessor Fund’s actual operating expenses. In addition, the Predecessor Fund’s performance shown below has been recalculated using the management fee that applies to the Fund, which has the effect of reducing the Predecessor Fund’s performance. The Predecessor Fund was not a registered mutual fund and so was not subject to the same operating expenses or investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower. The performance of the private investment fund prior to November 30, 2016 is based on calculations that are different than the standardized method of calculations specified by the Securities and Exchange Commission (the “SEC”). If the private investment fund’s performance had been readjusted to reflect the Fund’s expenses, the performance would have been lower. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.
The performance shown below is that of the Predecessor Fund and the Fund.
Performance Past Does Not Indicate Future [Text]	Of course, the Predecessor Fund’s and Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below illustrates how the Predecessor Fund’s and the Fund’s total returns varied from year to year for the past ten calendar years.
Bar Chart [Heading]	Osterweis Opportunity FundCalendar Year Total Returns as of December 31,*
Bar Chart Footnotes [Text Block]	* The Osterweis Opportunity Fund’s calendar year-to-date return as of March 31, 2025 was -14.87%.
Bar Chart Closing [Text Block]

Best Quarter:	2Q, 2020	45.94%
Worst Quarter:	4Q, 2018	-24.41%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(14.87%)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	45.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.41%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Availability Website Address [Text]	www.osterweis.com
Performance Availability Phone [Text]	(866) 236-0050